Share Based Compensation - Summary of Stock Purchase Plans (Detail) - Ericsson Share Purchase Plan [Member]	12 Months Ended
	Dec. 31, 2024 Employee Country	Dec. 31, 2023 Country
Disclosure Of Detailed Information About Stock Purchase Plans [Line Items]
Number of participants | Employee	13,148
Take-up rate – percent of eligible employees	17.30%
Number of countries launched the plan | Country	69	69